Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The consolidated financial statements of the Group are presented as of December 31, 2022 and 2021, and for the years ended December 31, 2022, 2021 and 2020. The Group financial statements have been approved by the Directors on April 27, 2023, and are prepared in accordance with UK-adopted International Financial Reporting Standards (IFRSs). The Consolidated Financial Statements also comply fully with IFRSs as issued by the International Accounting Standards Board (IASB). UK-adopted IFRSs differs in certain respects from IFRS as issued by the IASB. However, the differences have no impact for the periods presented.
For presentation of the Consolidated Statements of Comprehensive Income/(Loss), the Company uses a classification based on the function of expenses, rather than based on their nature, as it is more representative of the format used for internal reporting and management purposes and is consistent with international practice.
Certain amounts in the Consolidated Financial Statements and accompanying notes may not add due to rounding. All percentages have been calculated using unrounded amounts.

Basis of Measurement	Basis of Measurement The consolidated financial statements are prepared on the historical cost basis except that the following assets and liabilities are stated at their fair value: investments held at fair value, short-term and convertible note from associate and liabilities classified as fair value through the profit or loss.
Going Concern	Considering the Group’s and the Company's financial position as of December 31, 2022, and its principal risks and opportunities, a going concern analysis has been prepared for at least the twelve-month period from the date of signing the Consolidated Financial Statements ("the going concern period") utilizing realistic scenarios and applying a severe but plausible downside scenario. Even under the downside scenario, the analysis demonstrates the Group and the Company continue to maintain sufficient liquidity headroom and continue to comply with all financial obligations. The Directors believe the Group and the Company is adequately resourced to continue in operational existence for at least the twelve-month period from the date of signing the Consolidated Financial Statements. Accordingly, the Directors considered it appropriate to adopt the going concern basis of accounting in preparing the Consolidated Financial Statements and the PureTech Health plc Financial Statements.
Basis of consolidation
Basis of consolidation
The consolidated financial information as of December 31, 2022 and 2021, and for each of the years ended December 31, 2022, 2021 and 2020, comprises an aggregation of financial information of the Company and the consolidated financial information of PureTech Health LLC (“PureTech LLC”). Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated.

Subsidiaries
Subsidiaries
As used in these financial statements, the term subsidiaries refers to entities that are controlled by the Group. Financial results of subsidiaries of the Group as of December 31, 2022, are reported within the Internal segment, Controlled Founded Entities segment or the Parent Company and Other section (please refer to Note 4). Under applicable accounting rules, the Group controls an entity when it is exposed to, or has the rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. In assessing control, the Group takes into consideration potential voting rights, board representation, shareholders' agreements, ability to appoint Directors and management, de facto control and other related factors. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. Losses applicable to the non-controlling interests in a subsidiary are allocated to the non-controlling interests even if doing so causes the non-controlling interests to have a deficit balance.

Associates
Associates
As used in these financial statements, the term associates are those entities in which the Group has no control but maintains significant influence over the financial and operating policies. Significant influence is presumed to exist when the Group holds between 20 and 50 percent of the voting power of an entity, unless it can be clearly demonstrated that this is not the case. The Group evaluates if it maintains significant influence over associates by assessing if the Group has lost the power to participate in the financial and operating policy decisions of the associate.
Application of the equity method to associates
Associates are accounted for using the equity method (equity accounted investees) and are initially recognized at cost, or if recognized upon deconsolidation they are initially recorded at fair value at the date of deconsolidation. The consolidated financial statements include the Group’s share of the total comprehensive income and equity movements of equity accounted investees, from the date that significant influence commences until the date that significant influence ceases.
To the extent the Group holds interests in associates that are not providing access to returns underlying ownership interests, the instrument held by PureTech is accounted for in accordance with IFRS 9 as investments held at fair value.
When the Group’s share of losses exceeds its equity method investment in the investee, losses are applied against Long-Term Interests, which are investments accounted for under IFRS 9. Investments are determined to be Long-Term Interests when they are long-term in nature and in substance they form part of the Group's net investment in that associate. This determination is impacted by many factors, among others, whether settlement by the investee through redemption or repayment is planned or likely in the foreseeable future, whether the investment can be converted and/or is likely to be converted to common stock or other equity instrument and other factors regarding the nature of the investment. Whilst this assessment is dependent on many specific facts and circumstances of each investment, typically conversion features whereby the investment is likely to convert to common stock or other equity instruments would point to the investment being a Long-Term Interest. Similarly, where the investment is not planned or likely to be settled through redemption or repayment in the foreseeable future, this would indicate that the investment is a Long-Term Interest. When the net investment in the associate, which includes the Group’s investments in other long-term interests, is reduced to nil, recognition of further losses is discontinued except to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of an investee.
The Group has also adopted the amendments to IAS 28 Investments in Associates that addresses the dual application of IAS 28 and IFRS 9 (see below) when equity method losses are applied against Long-Term Interests (LTI). The amendments provide the annual sequence in which both standards are to be applied in such a case. The Group has applied the equity method losses to the LTIs presented as part of Investments held at fair value subsequent to remeasuring such investments to their fair value at balance sheet date.

Financial Instruments
Financial Instruments
Classification
The Group classifies its financial assets in the following measurement categories:
•Those to be measured subsequently at fair value (either through other comprehensive income, or through profit or loss), and
•Those to be measured at amortized cost.
The classification depends on the Group’s business model for managing the financial assets and the contractual terms of the cash flows.
For assets measured at fair value, gains and losses are recorded in profit or loss. For investments in equity instruments that are not held for trading, this will depend on whether the Group has made an irrevocable election at the time of initial recognition to account for the equity investment at FVOCI. As of balance sheet dates, none of the Company's financial assets are accounted for as FVOCI.
Measurement
At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at FVTPL, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets that are carried at FVTPL are expensed.
Impairment
The Group assesses on a forward-looking basis the expected credit losses associated with its debt instruments carried at amortized cost. For trade receivables, the Group applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized from initial recognition of the receivables.

Financial Assets
Financial Assets
The Group’s financial assets consist of cash and cash equivalents, investments in debt securities, trade and other receivables, notes, restricted cash deposits and investments in equity securities. The Group’s financial assets are virtually all classified into the following categories: investments held at fair value, notes, trade and other receivables, short-term investments and cash and cash equivalents. The Group determines the classification of financial assets at initial recognition depending on the purpose for which the financial assets were acquired.
Investments held at fair value are investments in equity instruments that are not held for trading. Such investments consist of the Group's minority interest holdings where the Group has no significant influence or preferred share investments in the Group's associates that are not providing access to returns underlying ownership interests. These financial assets are initially measured at fair value and subsequently re-measured at fair value at each reporting date. The Company elects if the gain or loss will be recognized in Other Comprehensive Income/(Loss) or through profit and loss on an instrument by instrument basis. The Company has elected to record the changes in fair values for the financial assets falling under this category through profit and loss. Please refer to Note 5.
Changes in the fair value of financial assets at FVTPL are recognized in other income/(expense) in the Consolidated Statements of Comprehensive Income/(Loss) as applicable.
The notes from an associate, since their contractual terms do not consist solely of cash flow payments of principal and interest on the principal amount outstanding, such notes are initially and subsequently measured at fair value, with changes in fair value recognized through profit and loss.
Short term investments consist of short-term US treasury bills that are held to maturity. The contractual terms consist solely of payment of the principal and the Group's business model is to hold the treasury bills to maturity. As such, such short term investments are recorded at amortized cost. As of balance sheet date amortized cost approximated the fair value of such short-term investments.
Trade and other receivables are non-derivative financial assets with fixed and determinable payments that are not quoted on active markets. These financial assets are carried at the amounts expected to be received less any expected lifetime losses. Such losses are determined taking into account previous experience, credit rating and economic stability of counterparty and economic conditions. When a trade receivable is determined to be uncollectible, it is written off against the available provision. As of balance sheet date, The Group did not incur or record any such expected lifetime losses. Trade and other receivables are included in current assets, unless maturities are greater than 12 months after the end of the reporting period.

Financial Liabilities
Financial Liabilities
The Group’s financial liabilities consist of trade and other payables, subsidiary notes payable, long-term loan, preferred shares, and warrant liability.
Warrant liabilities are initially recognized at fair value. After initial recognition, these financial liabilities are re-measured at FVTPL using an appropriate valuation technique.
Subsidiary notes payable without embedded derivatives and the long-term loan are accounted for at amortized cost.
The majority of the Group’s subsidiaries have preferred shares and certain notes payable with embedded derivatives, which are classified as current liabilities. When the Group has preferred shares and notes with embedded derivatives that qualify for bifurcation, the Group has elected to account for the entire instrument as FVTPL after determining under IFRS 9 that the instrument qualifies to be accounted for under such FVTPL method.
The Group derecognizes a financial liability when its contractual obligations are discharged, cancelled or expire.

Equity Instruments Issued by the Group
Equity Instruments Issued by the Group
Financial instruments issued by the Group are treated as equity only to the extent that they meet the following two conditions, in accordance with IAS 32:
1.They include no contractual obligations upon the Group to deliver cash or other financial assets or to exchange financial assets or financial liabilities with another party under conditions that are potentially unfavorable to the Group; and
2.Where the instrument will or may be settled in the Group’s own equity instruments, it is either a non-derivative that includes no obligation to deliver a variable number of the Group’s own equity instruments or is a derivative that will be settled by the Group exchanging a fixed amount of cash or other financial assets for a fixed number of its own equity instruments.
To the extent that this definition is not met, the financial instrument is classified as a financial liability. Where the instrument so classified takes the legal form of the Group’s own shares, the amounts presented in the Group's shareholders' equity exclude amounts in relation to those shares.
Changes in the fair value of liabilities at FVTPL are recognized in Net finance income (costs) in the Consolidated Statements of Comprehensive Income/(Loss) as applicable.
IFRS 15, Revenue from Contracts with Customers
IFRS 15, Revenue from Contracts with Customers
The standard establishes a five-step principle-based approach for revenue recognition and is based on the concept of recognizing an amount that reflects the consideration for performance obligations only when they are satisfied and the control of goods or services is transferred.
The majority of the Group’s contract revenue is generated from licenses and services, some of which are part of collaboration arrangements.
Management reviewed contracts where the Group received consideration in order to determine whether or not they should be accounted for in accordance with IFRS 15. To date, PureTech has entered into transactions that generate revenue and meet the scope of either IFRS 15 or IAS 20 Accounting for Government Grants. Contract revenue is recognized at either a point-in-time or over time, depending on the nature of the performance obligations.
The Group accounts for agreements that meet the definition of IFRS 15 by applying the following five step model:
•Identify the contract(s) with a customer – A contract with a customer exists when (i) the Group enters into an enforceable contract with a customer that defines each party’s rights regarding the goods or services to be transferred and identifies the payment terms related to those goods or services, (ii) the contract has commercial substance and, (iii) the Group determines that collection of substantially all consideration for goods or services that are transferred is probable based on the customer’s intent and ability to pay the promised consideration.
•Identify the performance obligations in the contract – Performance obligations promised in a contract are identified based on the goods or services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the good or service either on its own or together with other resources that are readily available from third parties or from the Group, and are distinct in the context of the contract, whereby the transfer of the goods or services is separately identifiable from other promises in the contract.
•Determine the transaction price – The transaction price is determined based on the consideration to which the Group will be entitled in exchange for transferring goods or services to the customer. To the extent the transaction price includes variable consideration, the Group estimates the amount of variable consideration that should be included in the transaction price utilizing either the expected value method or the most likely amount method depending on the nature of the variable consideration. Variable consideration is included in the transaction price if, in the Group’s judgement, it is probable that a significant future reversal of cumulative revenue under the contract will not occur.
•Allocate the transaction price to the performance obligations in the contract – If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative standalone selling price basis.
•Recognize revenue when (or as) the Group satisfies a performance obligation – The Group satisfies performance obligations either over time or at a point in time as discussed in further detail below. Revenue is recognized at the time the related performance obligation is satisfied by transferring a promised good or service to a customer.
Revenue generated from services agreements (typically where licenses and related services were combined into one performance obligation) is determined to be recognized over time when it can be determined that the services meet one of the following: (a) the customer simultaneously receives and consumes the benefits provided by the entity’s performance as the entity performs; (b) the entity’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced; or (c) the entity’s performance does not create an asset with an alternative use to the entity and the entity has an enforceable right to payment for performance completed to date.
It was determined that the Group has contracts that meet criteria (a), since the customer simultaneously receives and consumes the benefits provided by the Company’s performance as the Company performs. Therefore revenue is recognized over time using the input method based on costs incurred to date as compared to total contract costs. The Company believes that in research and development service type agreements using costs incurred to date represents the most faithful depiction of the entity’s performance towards complete satisfaction of a performance obligation.
Revenue from licenses that are not part of a combined performance obligation are recognized at a point in time due to the licenses relating to intellectual property that has significant stand-alone functionality and as such represent a right to use the entity's intellectual property as it exists at the point in time at which the license is granted.
Royalty income received in respect of licensing agreements is recognized as the related third party sales in the licensee occur.
Amounts that are receivable or have been received per contractual terms but have not been recognized as revenue since performance has not yet occurred or has not yet been completed are recorded as deferred revenue. The Company classifies as non-current deferred revenue amounts received for which performance is expected to occur beyond one year or one operating cycle.

Grant Income
Grant Income
The Company recognizes grants from governmental agencies as grant income in the Consolidated Statement of Comprehensive Income/(Loss), gross of the expenditures that were related to obtaining the grant, when there is reasonable assurance that the Company will comply with the conditions within the grant agreement and there is reasonable assurance that payments under the grants will be received. The Company evaluates the conditions of each grant as of each reporting date to ensure that the Company has reasonable assurance of meeting the conditions of each grant arrangement and that it is expected that the grant payment will be received as a result of meeting the necessary conditions.
The Company submits qualifying expenses for reimbursement after the Company has incurred the research and development expense. The Company records an unbilled receivable upon incurring such expenses. In cases were grant income is received prior to the expenses being incurred or recognized, the amounts received are deferred until the related expense is incurred and/or recognized. Grant income is recognized in the Consolidated Statements of Comprehensive Income/(Loss) at the time in which the Company recognizes the related reimbursable expense for which the grant is intended to compensate.

Functional and Presentation Currency
Functional and Presentation Currency
These consolidated financial statements are presented in United States dollars (“US dollars”). The functional currency of all members of the Group is the U.S. dollar. The Group's share in foreign exchange differences in associates were reported in Other Comprehensive Income/(Loss).

Foreign Currency	Foreign Currency Transactions in foreign currencies are translated to the respective functional currencies of Group entities at the foreign exchange rate ruling at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are retranslated to the functional currency at the foreign exchange rate ruling at that date. Foreign exchange differences arising on remeasurement are recognized in the Consolidated Statement of Comprehensive Income/(Loss). Non-monetary assets and liabilities that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction.
Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents include all highly liquid instruments with original maturities of three months or less.
Share Capital
Share Capital
Ordinary shares are classified as equity. The Group's equity is comprised of share capital, share premium, merger reserve, other reserve, translation reserve, and retained earnings/accumulated deficit.

Treasury Shares
Treasury Shares
Treasury shares are recognized at cost and are deducted from shareholders' equity. No gain or loss is recognized in profit and loss for the purchase, sale, re-issue or cancellation of the Company's own equity shares

Property and Equipment
Property and Equipment
Property and equipment is stated at cost less accumulated depreciation and any accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition of the asset. Assets under construction represent leasehold improvements and machinery and equipment to be used in operations or research and development activities. When parts of an item of property and equipment have different useful lives, they are accounted for as separate items (major components) of property and equipment. Depreciation is calculated using the straight-line method over the estimated useful life of the related asset:

Laboratory and manufacturing equipment	2-8 years
Furniture and fixtures	7 years
Computer equipment and software	1-5 years
Leasehold improvements	5-10 years, or the remaining term of the lease, if shorter
Depreciation methods, useful lives and residual values are reviewed at each balance sheet date.

Intangible Assets
Intangible Assets
Intangible assets, which include purchased patents and licenses with finite useful lives, are carried at historical cost less accumulated amortization, if amortization has commenced. Intangible assets with finite lives are amortized from the time they are available for their intended use. Amortization is calculated using the straight-line method to allocate the costs of patents and licenses over their estimated useful lives.
Research and development intangible assets, which are still under development and have accordingly not yet obtained marketing approval, are presented as In-Process Research and Development (IPR&D). IPR&D is not amortized since it is not yet available for its intended use, but it is evaluated for potential impairment on an annual basis or more frequently when facts and circumstances warrant.

Impairment
Impairment
Impairment of Non-Financial Assets
The Group reviews the carrying amounts of its property and equipment and intangible assets at each reporting date to determine whether there are indicators of impairment. If any such indicators of impairment exist, then an asset’s recoverable amount is estimated. The recoverable amount is the higher of an asset’s fair value less cost of disposal and value in use.
The Company’s IPR&D intangible assets are not yet available for their intended use. As such, they are tested for impairment at least annually.
An impairment loss is recognized when an asset’s carrying amount exceeds its recoverable amount. For the purposes of impairment testing, assets are grouped at the lowest levels for which there are largely independent cash flows. If a non- financial asset instrument is impaired, an impairment loss is recognized in the Consolidated Statements of Comprehensive Income/(Loss).
Investments in associates are considered impaired if, and only if, objective evidence indicates that one or more events, which occurred after the initial recognition, have had an impact on the future cash flows from the net investment and that impact can be reliably estimated. If an impairment exists the Company measures an impairment by comparing the carrying value of the net investment in the associate to its recoverable amount and recording any excess as an impairment loss. See Note 6 for impairment recorded in respect of an investment in associate during the year ended December 31, 2022.

Employee Benefits
Employee Benefits
Short-Term Employee Benefits
Short-term employee benefit obligations are measured on an undiscounted basis and expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Group has a present legal or constructive obligation due to past service provided by the employee, and the obligation can be estimated reliably.
Defined Contribution Plans
A defined contribution plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate entity and has no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution plans are recognized as an employee benefit expense in the periods during which related services are rendered by employees. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in future payments is available.
Share-based Payments
Share-based Payments
Share-based payment arrangements, in which the Group receives goods or services as consideration for its own equity instruments, are accounted for as equity-settled share-based payment transactions (except certain restricted stock units - see below) in accordance with IFRS 2, regardless of how the equity instruments are obtained by the Group. The grant date fair value of employee share-based payment awards is recognized as an expense with a corresponding increase in equity over the requisite service period related to the awards. The amount recognized as an expense is adjusted to reflect the actual number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that do meet the related service and non-market performance conditions at the vesting date. For share-based payment awards with market conditions, the grant date fair value is measured to reflect such conditions and there is no true-up for differences between expected and actual outcomes.
Certain restricted stock units are treated as liability settled awards starting in 2021. Such awards are remeasured at every reporting date until settlement date and are recognized as compensation expense over the requisite service period. Differences in remeasurement are recognized in profit and loss. The cumulative cost that will ultimately be recognized in respect of these awards will equal to the amount at settlement.
The fair value of the awards is measured using option pricing models and other appropriate models, which take into account the terms and conditions of the awards granted. See further details in Note 8.

Development Costs
Development Costs
Expenditures on research activities are recognized as incurred in the Consolidated Statements of Comprehensive Income/(Loss). In accordance with IAS 38 development costs are capitalized only if the expenditure can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, the Group can demonstrate its ability to use or sell the intangible asset, the Group intends to and has sufficient resources to complete development and to use or sell the asset, and it is able to measure reliably the expenditure attributable to the intangible asset during its development. The point at which technical feasibility is determined to have been reached is, generally, when regulatory approval has been received where applicable. Management determines that commercial viability has been reached when a clear market and pricing point have been identified, which may coincide with achieving meaningful recurring sales. Otherwise, the development expenditure is recognized as incurred in the Consolidated Statements of Comprehensive Income/(Loss). As of balance sheet date the Group has not capitalized any development costs.
Provisions
Provisions
A provision is recognized in the Consolidated Statements of Financial Position when the Group has a present legal or constructive obligation due to a past event that can be reliably measured, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects risks specific to the liability.

Leases
Leases
The Group leases real estate (and some minor equipment) for use in operations. These leases generally have lease terms of 1 to 10 years. The Group includes options that are reasonably certain to be exercised as part of the determination of the lease term. The group determines if an arrangement is a lease at inception of the contract in accordance with guidance detailed in IFRS 16. ROU assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent the Group's obligation to make lease payments arising from the lease. Operating lease ROU assets and lease liabilities are recognized at commencement date based on the present value of the lease payments over the lease term. As most of the Group's leases do not provide an implicit rate, The Group used its estimated incremental borrowing rate, based on information available at commencement date, in determining the present value of future payments.
The Group’s leases are virtually all leases of real estate.
The Group has elected to account for lease payments as an expense on a straight-line basis over the life of the lease for:
•Leases with a term of 12 months or less and containing no purchase options; and
•Leases where the underlying asset has a value of less than $5,000.
The right-of-use asset is depreciated on a straight-line basis and the lease liability gives rise to an interest charge.
Further information regarding the subleases, right of use asset and lease liability can be found in Note 21.

Finance Income and Finance Costs
Finance Income and Finance Costs
Finance income is comprised of income on funds invested in U.S. treasuries, income on money market funds and income on a finance lease. Financing income is recognized as it is earned. Finance costs comprise mainly of loan, notes and lease liability interest expenses and the changes in the fair value of financial liabilities carried at FVTPL (such changes can consist of finance income when the fair value of such financial liabilities decreases).

Taxation
Taxation
Tax on the profit or loss for the year comprises current and deferred income tax. In accordance with IAS 12, tax is recognized in the Consolidated Statements of Comprehensive Income/(Loss) except to the extent that it relates to items recognized directly in equity.
Current income tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantially enacted at the reporting date, and any adjustment to tax payable in respect of previous years.
Deferred tax is recognized due to temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax assets are recognized for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Deferred tax assets with respect to investments in associates are recognized only to the extent that it is probable the temporary difference will reverse in the foreseeable future and taxable profit will be available against which the temporary difference can be utilised. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.
Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date.
Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

Fair Value Measurements
Fair Value Measurements
The Group’s accounting policies require that certain financial assets and certain financial liabilities be measured at their fair value.
The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:
•Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
•Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).
•Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).
The Group recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.
The carrying amount of cash and cash equivalents, accounts receivable, restricted cash, deposits, accounts payable, accrued expenses and other current liabilities in the Group’s Consolidated Statements of Financial Position approximates their fair value because of the short maturities of these instruments.
Operating Segments
Operating Segments
Operating segments are reported in a manner that is consistent with the internal reporting provided to the chief operating decision maker (“CODM”). The CODM reviews discrete financial information for the operating segments in order to assess their performance and is responsible for making decisions about resources allocated to the segments. The CODM has been identified as the Group’s Directors.

New Standards and Interpretations Not Yet Adopted	New Standards and Interpretations Not Yet Adopted
A number of new standards, interpretations, and amendments to existing standards are effective for annual periods commencing on or after January 1, 2023 and have not been applied in preparing the consolidated financial information. The Company’s assessment of the impact of these new standards and interpretations is set out below.
Effective January 1, 2023, the definition of accounting estimates has been amended as an amendment to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. The amendments clarify how companies should distinguish changes in accounting policies from changes in accounting estimates. The distinction is important because changes in accounting estimates are applied prospectively only to future transactions and future events, but changes in accounting policies are generally also applied retrospectively to past transactions and other past events. This amendment is not expected to have an impact on the Group's financial statements.
Effective January 1, 2023, IAS 1 has been amended to clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the expectations of the entity or events after the reporting date. The Company does not expect this amendment will have a material impact on its financial statements.
Effective January 1, 2023, IAS 12 is amended to narrow the scope of the initial recognition exemption (IRE) so that it does not apply to transactions that give rise to equal and offsetting temporary differences. As a result, companies will need to recognise a deferred tax asset and a deferred tax liability for temporary differences arising on initial recognition of a lease and a decommissioning provision. The amendment is not expected to have an impact on the Group's financial statements as the Group has already recognized a deferred tax asset and deferred tax liability that arose on initial recognition of its leases (the Group does not have decommissioning provisions).
None of the other new standards, interpretations, and amendments are applicable to the Company’s financial statements and therefore will not have an impact on the Company.